Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
14.	Stock-Based Compensation
Restricted Stock Units
Restricted stock units (RSUs) activity is as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value

Balance, December 31, 2021	2,090,865	$2.34
RSUs granted	634,000	1.28
RSUs vested	(810,967)	2.52
RSUs canceled	(206,035)	1.87

Balance, September 30, 2022	1,707,863	$1.91

Stock-Based Award Activity
Stock option activity is as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in Thousands)

Balance, December 31, 2021 (1)	27,058,484	$1.04	8.21	$6,889
Options granted	3,166,600	1.26	9.48	1,116
Options exercised	(176,463)	0.70	2.20	144
Options expired	(548,548)	0.96	—	376
Options forfeited	(1,329,159)	1.24	—	606

Balance, September 30, 2022	28,170,914	1.07	7.77	11,858

Vested and Exercisable, September 30, 2022	7,697,082	$0.89	6.71	$6,233

Vested and Exercisable and Expected to Vest, September 30, 2021	28,170,914	$1.07	7.77	$11,858

(1)	The number of options exercised excludes the common stock options that were legally exercised in exchange of the nonrecourse promissory notes during the year ended December 31, 2021.
In
February 2021 the Company entered into nonrecourse promissory note agreements with two shareholders in order to facilitate cashless exercise of 10,446,645 options to exercise common stock, at the originally granted price per share, in exchange for a promissory note in the principal amount of $21,261,000. As the promissory note was nonrecourse, (i) this legal exercise of stock options with a promissory note was not considered a substantive exercise for accounting purposes and instead was accounted for as if it were a stock option grant and (ii) no receivable for amounts due under the promissory note was recorded on the Company’s consolidated balance sheet. The legal issuance of the nonrecourse promissory notes resulted in a modification to the stock option, however no additional stock-based compensation expense was recognized related to this award, based on the grant-date fair value of the award and the fair value at the date of modification, which was determined using the Black-Scholes option-pricing model. Please see Note 18 – Related-party transactions.
The
Company recognized stock-based compensation expense related to stock options of $
3,974,000
and $
7,919,000
for the nine months ended September 30, 2022 and 2021, respectively, which was included in the condensed consolidated statements of operations and comprehensive loss as follows (in thousands):

Nine months ended September 30,	2022	2021

Sales and marketing	$731	$1,533
Operations and support	729	947
Technology and product development	988	2,276
General and administrative	1,526	3,163

Total	$3,974	$7,919

On January 22, 2021, the board of directors authorized the amendment of all stock options previously granted with an exercise price per share greater than the current fair market value to be repriced to the Company’s current fair market value per share. Optionees had the choice to amend options from January 28, 2021 through
February
 26, 2021. Select employees elected to amend the options subject to the repricing that became effective on February 26, 2021. The re-pricing
was treated as a modification of terms of the options outstanding. The fair value of the modification was determined as the difference between the fair value of each option immediately before and after the repricing using the Black-Scholes option pricing model. The re-pricing
resulted in recognition of compensation expense in the amount of $1,189,000 for the nine months ended September 30, 2021.
As of September 30, 2022, there was $11,634,00 of total unrecognized compensation cost related to unvested stock options granted under the plan that is expected to be recognized over a weighted-average period of 2.54 years.
The Company recognized stock-based compensation expense related to RSUs of $971,000 and $1,501,000 for the nine months ended September 30, 2022 and 2021, respectively, which was included in the condensed consolidated statements of operations and comprehensive loss as follows (in thousands):

Nine months ended September 30,	2022	2021

Sales and marketing	$181	$252
Operations and support	187	313
Technology and product development	395	666
General and administrative	208	270

Total	$971	$1,501

As of September 30, 2022, there was $2,699,000 of total unrecognized compensation cost related to unvested RSUs that is expected to be recognized over a weighted-average period of 1.43 years.
Management Alignment Plan
In September 2020, the Company adopted a Management Alignment Plan, which, in the event of change in control, provides certain Company founders and certain critical service providers with an option to receive bonus payments in connection with that event. Management Alignment Plan contemplates a total of 1,200 participating units with value equal to the lesser of (a) 6% of the value of a transaction that gives rise to the change in control event, and (b) $15,000,000. Each unit shall have equal individual value. No amounts have been accrued for potential payments under the Management Alignment Plan as of September 30, 2022 and December 31, 2021 as a change in control was not deemed probable.
Early Exercise of Nonvested Options
At the discretion of the board of directors, certain options may be exercisable immediately at the date of grant but are subject to a repurchase right, under which the Company may buy back any unvested shares at their original exercise price in the event of an employee’s termination prior to full vesting. The consideration received for an exercise of an unvested option is considered to be a deposit of the exercise price and the related dollar amount is recorded as a liability. The liabilities are reclassified into equity as the awards vest. As of September 30, 2022 and December 31, 2021, there were no early-exercised options.

15. Stock-Based Compensation
2010 Stock Plan
In November 2011, the Company amended and restated the 2010 Stock Plan (the 2010 Plan). The 2010 Plan provides for the granting of shares of restricted common stock and options to purchase shares of common stock to employees and consultants of the Company. The maximum number of common shares reserved and available for issuance under the plan is 14,684,597 shares.
Options granted under the 2010 Plan may be either incentive stock options (ISOs) or nonqualified stock options (NSOs). ISOs may be granted only to employees (including officers and directors). NSOs may be granted to employees and consultants. Stock options granted under the 2010 Plan expire within ten years from the date of grant. The exercise price of ISOs and NSOs shall not be less than 100% of the fair value of the common shares on the date of grant, as determined by the Company’s board of directors. Stock options generally vest over a period of five years from the date of grant base on continued service.

Restricted Stock Units
Restricted stock units (RSUs) activity is as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Balance, December 31, 2020	1,001,898	$1.94
RSUs granted	1,859,600	2.48
RSUs vested	(445,020)	2.01
RSUs canceled	(325,613)	2.36

Balance, December 31, 2021	2,090,865	$2.34

Each restricted stock unit represents the right to receive one share of the Company’s common stock upon vesting. The fair value of these RSUs was calculated based upon the Company’s common stock value on the date of grant, and the stock-based compensation expense is being recognized over the vesting period of three years.
The remainder of this page intentionally left blank.
Stock Options
Stock option activity is as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in Thousands)
Balance, December 31, 2020	25,200,540	$1.04	8.29	$1,046
Options granted	8,755,252	1.25	8.39	3,435
Options exercised (1)	(2,324,444)	0.76	7.53	6,082
Options expired	(345,912)	0.77	—	183
Options forfeited	(4,226,952)	0.73	—	2,445

Balance, December 31, 2021	27,058,484	$1.04	8.21	$6,889

Vested and Exercisable , December 31, 2021	6,611,245	$0.78	7.02	$3,268

Vested and Exercisable and Expected to Vest , December 31, 2021	27,058,484	$1.04	8.21	$6,889

(1)	The number of options exercised excludes the common stock options that were legally exercised in exchange of the nonrecourse promissory notes during the year ended December 31, 2021.
The intrinsic value is calculated as the difference between the exercise price of the underlying stock option award and the estimated fair value of the Company’s common stock. The total intrinsic value for stock options exercised during the years ended December 31, 2021 and 2020 was $6,082,000 and $31,000, respectively. The fair value of awards vested during the years ended December 31, 2021 and 2020 was $14,648,000 and $2,073,000, respectively. The weighted-average grant-date fair value of stock options granted during the years ended December 31, 2021 and 2020 was $1.02 and $0.87, respectively.

On January 22, 2021, the board of directors authorized the amendment of all stock options previously granted with an exercise price per share greater than the current fair market value to be repriced to the Company’s current fair market value per share. Optionees had the choice to amend options from January 28, 2021 through February 26, 2021. Select employees elected to amend the options subject to the repricing that became effective on February 26, 2021. The re-pricing
was treated as a modification of terms of the options outstanding. The fair value of the modification was determined as the difference between the fair value of each option immediately before and after the repricing using the Black-Scholes option pricing model. The re-pricing
resulted in recognition of compensation expense in the amount of $1,189,490 for the year ended December 31, 2021.
In February 2021 the Company entered into nonrecourse promissory note agreements with two shareholders in order to facilitate cashless exercise of 10,446,654 options to exercise common stock, at the originally granted price per share, in exchange for a promissory note in the principal amount of $21,261,000. As the promissory note was nonrecourse, (i) this legal exercise of stock options with a promissory note was not considered a substantive exercise for accounting purposes and instead was accounted for as if it were a stock option grant, and (ii) no receivable for amounts due under the promissory note was recorded on the Company’s consolidated balance sheet. The legal issuance of the nonrecourse promissory notes resulted in a modification to the stock option, however no additional stock-based compensation expense was recognized related to this award, based on the grant-date fair value of the award and the fair value at the date of modification, which was determined using the Black-Scholes option-pricing model. Please see Note 19 — Related-party transactions.
Valuation Assumptions
The Company measures compensation expense for all stock-based payment awards based on the estimated fair value on the date of the grant. The fair value of stock options granted is estimated using the Black-Scholes option-pricing model utilizing the assumptions noted below:
Fair Value of Common Stock —
Because the Company’s common stock is not publicly traded, the Company must estimate the fair value of common stock. The Company’s board of directors considers numerous objective and subjective factors to determine the fair value of the Company’s common stock options at each meeting in which awards are approved. The factors considered include, but are not limited to: (i) the results of contemporaneous independent third-party valuations of the Company’s common stock; (ii) the prices, rights, preferences and privileges of the Company’s preferred stock relative to those of its common stock; (iii) the lack of marketability of the Company’s common stock; (iv) actual operating and financial results; (v) current business conditions and projects; (vi) the likelihood of achieving a liquidity event, and (vii) precedent transactions involving the Company’s shares.
Expected Volatility —
Expected volatility is a measure of the amount by which the stock price is expected to fluctuate. Since the Company does not have sufficient trading history of its common stock, it estimates the expected volatility of its stock options at their grant date by taking the weighted-average historical volatility of a group of comparable publicly traded companies over a period equal to the expected term of the options.
Expected Term —
Expected term represents the period over which the Company anticipates stock-based
awards to be outstanding. The Company determines the expected life by averaging the stock-based
award’s weighted-average vesting period and its contractual term. The Company uses this method to determine the expected term of its stock-based compensation because of its limited history of stock option exercise activity.
Risk-Free Interest Rate —
The Company uses the average of the published interest rates of U.S. Treasury zero-coupon
issues with terms consistent with the expected term of the awards for its risk-free
interest
rate.

Expected
Dividends —
Since the Company does not anticipate paying any cash dividends in the foreseeable future, it uses an expected dividend yield of 0%.

December 31,	2021	2020
Expected volatility (%)	80.7	58.0
Risk-free interest rate (%)	1.0	0.1
Expected dividend yield	—	—
Expected term (years)	6.1	6.0
The Company recognized stock-based compensation expense related to stock options of $9,656,000, and $1,737,000 for the years ended December 31, 2021 and 2020, respectively, which was included in the consolidated statements of operations and comprehensive loss as follows (in thousands):

Year ended December 31,	2021	2020
Sales and marketing	$1,805	$307
Operations	1,217	282
Technology and product development	2,729	432
General and administrative	3,905	716

Total	$9,656	$1,737

As of December 31, 2021, there was $12,244,000 of total unrecognized compensation cost related to unvested stock options granted under the plan that is expected to be recognized over a weighted-average period of 3.1 years.
The Company recognized stock-based compensation expense related to RSUs of $1,812,000 and $908,000 for the years ended December 31, 2021 and 2020, respectively, which was included in the consolidated statements of operations and comprehensive loss as follows (in thousands):

Year ended December 31,	2021	2020
Sales and marketing	$305	$164
Operations	378	197
Technology and product development	800	425
General and administrative	329	122

Total	$1,812	$908

As of December 31, 2021, there was $3,691,000 of total unrecognized compensation cost related to unvested RSUs that is expected to be recognized over a weighted-average period of 2.5 years.
Management Alignment Plan
In September 2020, the Company adopted a Management Alignment Plan, which, in the event of change in control, as defined in Treasury Regulation
Section 1.409A-3(i)(5)(i),
provides certain Company founders and certain critical service providers with an option to receive bonus payments in connection with that event. Management Alignment Plan contemplates a total of 1,200 participating units with value equal to the lesser of (a) 6% of the value of a transaction that gives rise to the change in control event, and (b) $15,000,000. Each unit shall have equal individual value. No amounts have been accrued for potential payments under the Management Alignment Plan as of December 31, 2021 and 2020, as a change in control was not deemed probable.
Early Exercise of Nonvested Options
At the discretion of the board of directors, certain options may be exercisable immediately at the date of grant but are subject to a repurchase right, under which the Company may buy back any unvested shares at their original exercise price in the event of an employee’s termination prior to full vesting. The consideration received for an exercise of an unvested option is considered to be a deposit of the exercise price and the related dollar amount is recorded as a liability. The liabilities are reclassified into equity as the awards vest. As of December 31, 2021, and 2020, there were no early-exercised options.
Stockholder Notes
In 2015, the Company entered into note receivable agreements with three of the Company’s founders for a total of $478,000 (2015 Stockholder Notes). The 2015 Stockholder Notes accrue interest at an annual rate of 1.59% and have a maturity date of December 11, 2020. As of December 31, 2021, the 2015 Stockholder Notes are considered payable on demand. The 2015 Stockholder Notes are collateralized by 1,103,077 shares of the Company’s common stock previously held by the founders. In connection with the Stockholder Notes, the Company agreed to enter into a call option with the founders, whereby the Company paid a total of $22,000 for the right to purchase a total of 310,212 shares of the Company’s common stock from the founders for a purchase price of $1.54 per share plus an additional $0.002 per share per month through the exercise period. The call option can be exercised any time between December 11, 2017 and December 11, 2020. As of December 11, 2020 these options expired without being exercised.
In September 2018, the Company entered into a loan, pledge and option agreement with two co-founders
and Board members of the Company for a total of $7,315,000 (2018 Stockholder Notes). One of these co-founders
separated from the Company in 2018. The 2018 Stockholder Notes accrue interest at an annual rate of 2.86% and have a maturity date of September 14, 2025. The 2018 Stockholder Notes are collateralized by 4,969,017 shares of Company’s common stock previously held by the founders. In connection with the Stockholder Notes, the Company agreed to enter into a call option with the co-founders
and Board members, whereby the Company paid a total of $685,000 for the right to purchase a total of 1,205,383 shares of the Company’s common stock for a purchase price of $6.07 per share plus an additional $0.02 per share per month through the exercise period. The call option can be exercised any time between September 14, 2021 and September 14, 2025.
In November 2019, the Company entered into a loan, pledge and option agreement with a founder and Board member of the Company for a total of $5,590,000 (2019 Stockholder Note). The 2019 Stockholder Note accrues interest at an annual rate of 1.59% and has a maturity date of November 18, 2026. The 2019 Stockholder Note is collateralized by 2,432,199 shares of the Company’s common stock previously held by the founder. In connection with the Stockholder Note, the Company agreed to enter into a call option with the founder, whereby the Company paid a total of $410,000 for the right to purchase a total of 631,579 shares of the Company’s common stock from the founder for a purchase price of $8.85 per share plus an additional $0.01 per share per month through the exercise period. The call option can be exercised any time between November 18, 2021 and November 18, 2026.
The 2015 Stockholder Notes, 2018 Stockholder Notes, 2019 Stockholder Notes (collectively the Stockholders Notes) have been recorded as a component of stockholders’ equity (deficit) as of December 31, 2021 and 2020.
Equity classification of the Stockholder Notes is pursuant to ASC 505 — Equity, considering the absence of substantial evidence of ability and intent of the counterparty to pay the notes within a reasonably short period of time. Additionally, the Company holds a call option, but not an obligation to repurchase a certain number of shares from the holder at a specified price in the future and as such, the call option is not considered a mandatorily redeemable instrument. Furthermore, the call option is not legally detachable from the Stockholder Note agreements and is therefore not considered separable from that contract and not accounted for separately.